Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income (loss)	$ (72)	$ 220
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net amortization of premiums and accretion of discounts on investments	756	991
Net gain on sales of securities	(135)	(155)
Gain on sale of loans	(430)	(398)
Net loss on sale of real estate owned		5
Proceeds from loans sold	11,767	10,968
Loans originated for sale	(12,530)	(10,912)
Amortization of net deferred loan origination costs	15	13
Amortization of deferred prepayment penalties on FHLB advances	201	90
Deferred prepayment penalties on FHLB advances		(637)
Depreciation and amortization	434	290
Provision for loan losses	30	21
Expense related to ESOP	28	29
Deferred income tax benefit	(115)	(4)
Earnings on investment in bank owned life insurance	(121)	(131)
Decrease in accrued interest receivable	4	268
Decrease in prepaid FDIC premium and other assets	594	105
Increase in other liabilities	151	40
Net Cash Provided by Operating Activities	577	803
Cash Flows from Investing Activities
Purchases of securities available for sale	(49,844)	(107,435)
Proceeds from maturities and calls of securities available for sale	42,370	93,100
Proceeds from sales of securities available for sale	3,043	8,552
Proceeds from principal paydowns on securities available for sale	8,648	7,650
Purchases of securities held to maturity	(716)	(2,267)
Proceeds from principal paydowns on securities held to maturity	653	481
Proceeds from sales of securities held to maturity		686
Net (increase) decrease in loans	(12,310)	1,861
Redemption of Federal Home Loan Bank stock	112	373
Purchase of premises and equipment	(1,383)	(439)
Proceeds from sales of foreclosed real estate		74
Net Cash Provided (Used) by Investing Activities	(9,427)	2,636
Cash Flows from Financing Activities
Net increase in deposits	12,696	5,896
Proceeds from short-term borrowings	3,000
Repayments on short-term borrowings	(3,000)
Proceeds from long-term borrowings	1,000	14,238
Repayments on long-term borrowings	(3,755)	(21,549)
Net increase (decrease) in advances from borrowers for taxes and insurance	133	(86)
Net decrease in official bank checks	(21)	(69)
Net Cash Provided (Used) by Financing Activities	10,053	(1,570)
Net Increase in Cash and Cash Equivalents	1,203	1,869
Cash and Cash Equivalents- Beginning	7,834	5,965
Cash and Cash Equivalents- Ending	9,037	7,834
Supplementary Cash Flows Information
Interest paid	2,806	3,815
Income taxes paid